CONFIDENTIAL

13FCON

RECEIVED
FEB 14 2005
OFFICE OF THE SECRETARY

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

Form 13F COVER PAGE

[redacted]

05077004

Report for the Calendar Year of Quarter Ended: **December 31, 2004**

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT DENIED

Institutional Investment Manager Filing this Report:

Name: **REDSKY PARTNERS, LLC**
Address: **800 Nicollet Mall**
25th Floor
Minneapolis, MN 55402

Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JUN 30 2006
THOMSON
FINANCIAL

Name: **Gregg D. Groechel**
Title: **Managing Member**
Phone: **612-659-4412**

Signature, Place, and Date of Signing:

[Signature]	**Minneapolis, Minnesota** [City, State]	**February 10, 2005** [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[741167-1]

CONFIDENTIAL

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	**0**
Form 13F Information Table Entry Total:	**15**
Form 13F Information Table Value Total:	**$168,787** (thousands)
List of Other Included Managers:	**None**

CONFIDENTIAL

CONFIDENTIAL

13F FILING FOR QUARTER ENDING 12/31/04

Issuer	Type	Cusip	Value x 1000	Shares Prn Amt	SH/PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
AZTAR CORP	OPTIONS - CALLS	054802903	8,332	238,600	SH	CALL	SOLE		238,600	0	0
CATERPILLAR INC	OPTIONS - CALLS	149123901	13,281	136,200	SH	CALL	SOLE		136,200	0	0
COOPER CAMERON COMPANY	OPTIONS - CALLS	216640902	7,636	141,900	SH	CALL	SOLE		141,900	0	0
DOLLAR TREE STORES INC	OPTIONS - CALLS	256747906	15,826	551,800	SH	CALL	SOLE		551,800	0	0
AG EDWARDS	OPTIONS - CALLS	281760908	14,086	326,000	SH	CALL	SOLE		326,000	0	0
ESTEE LAUDER COMPANIES INC	OPTIONS - CALLS	518439904	15,914	347,700	SH	CALL	SOLE		347,700	0	0
INTEGRATED DEVICE TECHNOLOGY INC	OPTIONS - CALLS	458118906	8,378	724,700	SH	CALL	SOLE		724,700	0	0
MARTIN MARIETTA MATERIALS INC	OPTIONS - CALLS	573284906	10,421	194,200	SH	CALL	SOLE		194,200	0	0
NOVELLUS SYSTEMS INC	OPTIONS - CALLS	670008901	8,119	291,100	SH	CALL	SOLE		291,100	0	0
PANERA BREAD CO	OPTIONS - CALLS	69840W908	7,056	175,000	SH	CALL	SOLE		175,000	0	0
PAR PHARMACEUTICAL COMPANIES INC	OPTIONS - CALLS	69888P906	9,931	240,000	SH	CALL	SOLE		240,000	0	0
SHIRE PHARMACEUTICALS GROUP PLC	OPTIONS - CALLS	82481R906	13,419	420,000	SH	CALL	SOLE		420,000	0	0
ALLERGAN INC	OPTIONS - PUTS	018490952	19,100	235,600	SH	PUT	SOLE		235,600	0	0
COST PLUS INC	OPTIONS - PUTS	221485955	8,033	250,000	SH	PUT	SOLE		250,000	0	0
GENTEX CORPORATION	OPTIONS - PUTS	371901959	9,255	250,000	SH	PUT	SOLE		250,000	0	0